UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Vincent P. Corti

New Perspective Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

New Perspective Fund®

Investment portfolio

December 31, 2012	unaudited

		Value
Common stocks — 93.71%	Shares	(000)

CONSUMER DISCRETIONARY — 17.12%
Amazon.com, Inc.[1]	3,922,300	$ 985,047
Home Depot, Inc.	11,300,000	698,905
Naspers Ltd., Class N2	9,285,100	596,594
Burberry Group PLC[2]	19,240,991	393,951
Hyundai Mobis Co., Ltd.[2]	1,274,924	345,793
Time Warner Inc.	7,100,000	339,593
Honda Motor Co., Ltd.[2]	8,757,300	322,780
Toyota Motor Corp.[2]	6,749,900	315,062
priceline.com Inc.[1]	501,000	311,221
adidas AG2	3,485,478	310,619
Nikon Corp.[2]	9,143,000	269,934
Swatch Group Ltd, non-registered shares[2]	460,768	237,127
Swatch Group Ltd[2]	245,770	21,464
Las Vegas Sands Corp.	5,561,000	256,696
Industria de Diseño Textil, SA2	1,824,000	255,538
Starbucks Corp.	4,550,000	243,971
DIRECTV[1]	3,745,000	187,849
Tiffany & Co.	2,330,900	133,654
H & M Hennes & Mauritz AB, Class B2	3,796,000	131,909
Ford Motor Co.	10,000,000	129,500
CBS Corp., Class B	3,380,000	128,609
Kia Motors Corp.[2]	2,256,900	120,092
LVMH Moët Hennessey-Louis Vuitton SA2	548,000	102,118
Expedia, Inc.	1,500,000	92,175
Suzuki Motor Corp.[2]	3,360,000	87,836
Walt Disney Co.	1,700,000	84,643
Arcos Dorados Holdings Inc., Class A	6,136,000	73,387
General Motors Co.[1]	2,500,000	72,075
BorgWarner Inc.[1]	950,000	68,039
Harman International Industries, Inc.	1,510,000	67,406
Bayerische Motoren Werke AG2	687,300	66,285
Christian Dior SA2	305,000	52,730
Wynn Macau, Ltd.[1,2]	15,044,800	41,463
Sands China Ltd.[2]	2,062,000	9,237
		7,553,302

HEALTH CARE — 15.14%
Novo Nordisk A/S, Class B2	12,797,600	2,090,102
Baxter International Inc.	7,150,000	476,619
Bayer AG2	4,610,860	437,859
Merck & Co., Inc.	10,427,573	426,905
Novartis AG2	5,743,000	363,598
Regeneron Pharmaceuticals, Inc.[1]	1,929,000	329,994
Gilead Sciences, Inc.[1]	4,353,000	319,728
Celgene Corp.[1]	4,000,533	314,922
UCB SA2	4,672,104	$ 268,782
Roche Holding AG2	990,000	201,688
Edwards Lifesciences Corp.[1]	2,180,000	196,570
Intuitive Surgical, Inc.[1]	387,000	189,773
Bristol-Myers Squibb Co.	5,348,400	174,304
Sonic Healthcare Ltd.[2]	11,432,400	159,642
AstraZeneca PLC[2]	2,965,000	140,171
Hospira, Inc.[1]	4,040,000	126,210
Mindray Medical International Ltd., Class A (ADR)	3,415,000	111,670
Sonova Holding AG2	916,723	101,561
Pfizer Inc	4,000,000	100,320
Allergan, Inc.	800,000	73,384
Cochlear Ltd.[2]	635,000	52,533
Fresenius Medical Care AG & Co. KGaA[2]	350,000	24,182
		6,680,517

CONSUMER STAPLES — 12.14%
Nestlé SA2	8,724,700	568,625
Shoprite Holdings Ltd.[2]	22,607,926	549,473
British American Tobacco PLC[2]	10,364,500	525,169
Pernod Ricard SA2	4,038,600	474,886
Anheuser-Busch InBev NV2	4,989,050	435,986
Unilever NV, depository receipts[2]	10,245,000	386,582
SABMiller PLC[2]	7,989,008	376,027
PepsiCo, Inc.	4,005,000	274,062
Costco Wholesale Corp.	2,700,000	266,679
Philip Morris International Inc.	3,152,500	263,675
Coca-Cola Co.	5,800,000	210,250
Procter & Gamble Co.	2,900,000	196,881
Associated British Foods PLC[2]	5,015,000	127,652
Coca-Cola Amatil Ltd.[2]	7,704,261	108,317
Mead Johnson Nutrition Co.	1,485,000	97,847
Wal-Mart de México, SAB de CV, Series V	29,667,984	97,154
Wesfarmers Ltd.[2]	2,100,000	81,035
Colgate-Palmolive Co.	715,000	74,746
Avon Products, Inc.	4,000,000	57,440
AMOREPACIFIC Corp.[2]	45,200	51,387
Japan Tobacco Inc.[2]	1,680,000	47,362
Coca-Cola Hellenic Bottling Co. SA2	1,800,000	42,584
Grupo Modelo, SAB de CV, Series C	4,505,000	40,435
		5,354,254

INFORMATION TECHNOLOGY — 11.31%
Google Inc., Class A1	1,012,700	718,379
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	159,268,994	533,059
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	7,000,000	120,120
Oracle Corp.	14,811,100	493,506
ASML Holding NV2	4,798,982	310,684
ASML Holding NV (New York registered)	2,564,870	165,203
Texas Instruments Inc.	14,880,062	460,389
Arm Holdings PLC[2]	22,567,544	288,569
Samsung Electronics Co. Ltd.[2]	156,100	223,414
Infineon Technologies AG2	22,775,000	184,814
Avago Technologies Ltd.	5,435,000	172,072
salesforce.com, inc.[1]	985,000	165,578
International Business Machines Corp.	850,000	162,818
Amphenol Corp.	2,100,000	135,870
MasterCard Inc., Class A	225,000	110,538
Microsoft Corp.	4,100,000	$ 109,593
Nintendo Co., Ltd.[2]	987,000	105,313
TDK Corp.[2]	2,774,000	100,874
Yahoo! Inc.[1]	4,200,000	83,580
Xilinx, Inc.	2,000,000	71,800
KLA-Tencor Corp.	1,377,697	65,799
SAP AG2	599,000	47,984
TE Connectivity Ltd.	1,153,125	42,804
Jabil Circuit, Inc.	1,613,044	31,116
EMC Corp.[1]	1,175,000	29,728
FLIR Systems, Inc.	1,050,000	23,426
Corning Inc.	1,420,000	17,920
Apple Inc.	25,000	13,326
		4,988,276

FINANCIALS — 10.80%
ACE Ltd.	6,354,000	507,049
Citigroup Inc.	12,455,000	492,720
American Express Co.	7,500,000	431,100
CME Group Inc., Class A	7,877,900	399,488
AIA Group Ltd.[2]	90,437,800	360,435
Prudential PLC[2]	24,986,141	348,639
JPMorgan Chase & Co.	6,620,000	291,081
HSBC Holdings PLC[2]	27,233,796	288,047
Moody’s Corp.	4,840,100	243,554
ICICI Bank Ltd. (ADR)	4,583,700	199,895
ICICI Bank Ltd.[2]	848,188	17,866
AXA SA2	10,851,207	196,276
Goldman Sachs Group, Inc.	1,440,000	183,686
Allianz SE2	1,193,000	165,274
Morgan Stanley	7,500,000	143,400
Bank of Nova Scotia	2,380,000	137,484
Weyerhaeuser Co.[1]	3,500,000	97,370
Bank of China Ltd., Class H2	180,875,000	81,882
ING Groep NV, depository receipts[1,2]	8,060,000	77,075
DNB ASA[2]	5,094,318	64,937
BNP Paribas SA2	666,000	37,541
		4,764,799

INDUSTRIALS — 10.12%
United Technologies Corp.	4,970,000	407,590
Schneider Electric SA2	5,064,298	377,713
General Electric Co.	14,300,000	300,157
Delta Air Lines, Inc.[1]	25,000,000	296,750
KONE Oyj, Class B2	3,356,500	248,541
United Continental Holdings, Inc.[1]	10,500,000	245,490
Intertek Group PLC[2]	4,259,428	214,956
Aggreko PLC[2]	7,165,750	205,502
Siemens AG2	1,547,100	168,154
Boeing Co.	2,150,000	162,024
Ryanair Holdings PLC (ADR)[1]	4,422,499	151,603
Vallourec SA2	2,813,000	146,800
Canadian Pacific Railway Ltd.	1,300,000	131,869
Union Pacific Corp.	995,000	125,091
Experian PLC[2]	7,350,000	118,756
Deere & Co.	1,300,000	112,346
FANUC CORP.[2]	538,800	100,197
Honeywell International Inc.	1,500,000	95,205
Precision Castparts Corp.	500,000	94,710
Geberit AG2	423,000	$ 93,643
Lockheed Martin Corp.	1,000,000	92,290
Michael Page International PLC[2]	14,279,900	92,229
Parker-Hannifin Corp.	1,000,000	85,060
W.W. Grainger, Inc.	400,500	81,049
Komatsu Ltd.[2]	2,876,500	73,608
Atlas Copco AB, Class B2	2,981,500	73,148
European Aeronautic Defence and Space Co. EADS NV2	1,770,000	69,372
Marubeni Corp.[2]	6,000,000	42,997
Cummins Inc.	320,000	34,672
Eaton Corp. PLC	427,300	23,160
		4,464,682

MATERIALS — 7.11%
Newmont Mining Corp.	10,398,000	482,883
Barrick Gold Corp.	11,000,000	385,110
Linde AG2	1,999,100	348,622
FMC Corp.	3,180,000	186,094
Alcoa Inc.	17,900,000	155,372
Holcim Ltd[2]	2,082,111	153,354
Glencore International PLC[2]	26,005,000	151,549
Syngenta AG2	370,000	149,252
BASF SE2	1,522,000	143,055
First Quantum Minerals Ltd.	5,413,000	119,231
Dow Chemical Co.	3,580,000	115,705
Potash Corp. of Saskatchewan Inc.	2,745,000	111,694
Gold Fields Ltd.[2]	8,500,000	105,494
Akzo Nobel NV2	1,325,000	87,433
Monsanto Co.	850,000	80,452
Impala Platinum Holdings Ltd.[2]	3,865,000	78,040
Praxair, Inc.	700,000	76,615
Rio Tinto PLC[2]	1,100,000	64,100
BHP Billiton Ltd.[2]	1,600,000	62,485
L’Air Liquide SA, bonus shares[2]	346,499	43,421
United States Steel Corp.	1,500,000	35,805
		3,135,766

ENERGY — 5.31%
Oil Search Ltd.[2]	31,941,554	234,734
TOTAL SA2	4,410,000	228,251
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	9,780,000	190,417
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	983,150	18,975
Canadian Natural Resources, Ltd.	7,145,000	205,723
Royal Dutch Shell PLC, Class B2	2,585,998	91,524
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	68,950
Royal Dutch Shell PLC, Class B (ADR)	200,000	14,178
FMC Technologies, Inc.[1]	3,715,000	159,113
Enbridge Inc.	3,600,000	155,697
INPEX CORP.[2]	28,903	154,251
EOG Resources, Inc.	1,000,000	120,790
Occidental Petroleum Corp.	1,470,000	112,617
Technip SA2	950,000	109,373
ConocoPhillips	1,800,000	104,382
Noble Energy, Inc.	800,000	81,392
Transocean Ltd.	1,420,000	63,403
Schlumberger Ltd.	850,000	58,896
Baker Hughes Inc.	1,150,000	46,966
Imperial Oil Ltd.	963,500	41,390
Chevron Corp.	371,100	40,131
Cenovus Energy Inc.	1,166,840	$ 39,051
		2,340,204

TELECOMMUNICATION SERVICES — 0.66%
SOFTBANK CORP.[2]	3,951,700	144,600
América Móvil, SAB de CV, Series L (ADR)	4,595,800	106,347
América Móvil, SAB de CV, Series L	17,175,000	19,797
Koninklijke KPN NV2	4,000,000	19,781
		290,525

UTILITIES — 0.54%
GDF SUEZ[2]	6,948,347	143,163
CLP Holdings Ltd.[2]	11,260,000	94,553
		237,716

MISCELLANEOUS — 3.46%
Other common stocks in initial period of acquisition		1,528,132

Total common stocks (cost: $27,580,239,000)		41,338,173

Convertible securities — 0.02%

MISCELLANEOUS — 0.02%
Other convertible securities in initial period of acquisition		6,638

Total convertible securities (cost: $5,605,000)		6,638

	Principal amount
Short-term securities — 6.41%	(000)

Freddie Mac 0.10%–0.19% due 1/7–8/13/2013	$742,579	742,417
U.S. Treasury Bills 0.12%–0.157% due 1/31–5/2/2013	603,900	603,831
Federal Home Loan Bank 0.12%–0.22% due 2/1–7/1/2013	419,750	419,652
Fannie Mae 0.14%–0.175% due 1/2–3/27/2013	394,100	394,078
Federal Farm Credit Banks 0.15%–0.20% due 3/11–8/8/2013	224,700	224,601
National Australia Funding (Delaware) Inc. 0.185%–0.20% due 2/5–2/6/2013[3]	84,500	84,489
Bank of Nova Scotia 0.175% due 1/25–2/4/2013	80,000	79,988
Victory Receivables Corp. 0.19% due 1/3/2013[3]	50,000	49,999
Gotham Funding Corp. 0.20% due 1/7/2013[3]	27,200	27,199
Toronto-Dominion Holdings USA Inc. 0.19%–0.20% due 2/4–2/19/2013[3]	75,800	75,780
International Bank for Reconstruction and Development 0.13%–0.14% due 1/14–3/14/2013	54,500	54,498
Sumitomo Mitsui Banking Corp. 0.19% due 1/28/2013[3]	47,200	47,192
Commonwealth Bank of Australia 0.17% due 1/2/2013[3]	25,000	25,000

Total short-term securities (cost: $2,828,273,000)		2,828,724

Total investment securities (cost: $30,414,117,000)		44,173,535
Other assets less liabilities		(61,446)

Net assets		$44,112,089

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $20,018,998,000, which represented 45.38% of the net assets of the fund. This amount includes $19,973,821,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $309,659,000, which represented .70% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the three months ended December 31, 2012, appear below.

						Value of
					Dividend	affiliate at
					income	12/31/2012
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Michael Page International PLC*	16,800,000	—	2,520,100	14,279,900	$ —	$ —

*Unaffiliated issuer at 12/31/2012.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2012 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$ 3,872,770	$ 3,680,532	$ —	$ 7,553,302
Health care	2,840,399	3,840,118	—	6,680,517
Consumer staples	1,579,169	3,775,085	—	5,354,254
Information technology	3,193,565	1,794,711	—	4,988,276
Financials	3,126,827	1,637,972	—	4,764,799
Industrials	2,439,066	2,025,616	—	4,464,682
Materials	1,748,961	1,386,805	—	3,135,766
Energy	1,522,071	818,133	—	2,340,204
Telecommunication services	126,144	164,381	—	290,525
Utilities	—	237,716	—	237,716
Miscellaneous	870,203	657,929	—	1,528,132
Convertible securities	—	6,638	—	6,638
Short-term securities	—	2,828,724	—	2,828,724
Total	$21,319,175	$22,854,360	$ —	$44,173,535

*Securities with a market value of $19,566,852,000, which represented 44.36% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

unaudited

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$14,924,759
Gross unrealized depreciation on investment securities	(1,186,516)
Net unrealized appreciation on investment securities	13,738,243
Cost of investment securities for federal income tax purposes	30,435,292

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-007-0213O-S32825

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By /s/ Michael J. Thawley
Michael J. Thawley, Executive Vice President and Principal Executive Officer

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Executive Vice President and Principal Executive Officer

Date: February 28, 2013

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2013